COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 10 – COMMITMENTS AND CONTINGENCIES

In the normal course of business the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Legal fees for such matters are expensed as incurred and we accrue for adverse outcomes as they become probable and estimable.
On October 17, 2012, the Company filed patent infringement complaints against YELP, Inc. (Case No. 6:12-cv-00788) and IZEA, Inc. (Case No.6:12-cv-00786) The suits allege infringement of two of the Company’s patents, Nos. 7,664,516 and 8,155,679. The complaints were filed in the U.S. District Court in the Eastern District of Texas, Tyler Division.   On August 2, 2013, YELP, Inc. filed a counterclaim for declaratory judgment of noninfringement, invalidity, and unenforceability for all asserted patents. The cases are presently in the early stages of discovery.

13.  Commitments and Contingencies

The Company leases office space under a month to month operating lease with no minimum future rental payments.  The operating lease does not involve contingent liabilities.  Rental expense under the operating lease totaled $30,534 and $13,120 for the years ended December 31, 2012 and 2011, respectively.

From time to time, the Company is involved in various legal matters in the ordinary course of business.  In the opinion of management the ultimate liability, if any resulting from such legal matters will not have material effect on the Company's financial position or results of operations.